UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23797

Emerge ETF Trust

(Exact name of registrant as specified in charter)

500 Pearl Street, Suite 740

Buffalo, NY 14202

(Address of principal executive offices) (Zip code)

Lisa Lake Langley

500 Pearl Street, Suite 740

Buffalo, NY 14202

(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 970-4512

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

January 31, 2023

Semi-Annual Report

Emerge ETF Trust

Emerge EMPWR Sustainable Dividend Equity ETF (EMCA)

Emerge EMPWR Sustainable Emerging Markets Equity ETF (EMCH)

Emerge EMPWR Sustainable Global Core Equity ETF (EMZA)

Emerge EMPWR Sustainable Select Growth Equity ETF (EMGC)

Emerge EMPWR Unified Sustainable Equity ETF (EMPW)

(This page intentionally left blank)

Emerge ETF Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Emerge EMPWR Sustainable Dividend Equity ETF

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Communication Services – 6.4%
AT&T, Inc.	1,727	$35,179
Verizon Communications, Inc.	849	35,293
		70,472
Consumer Discretionary – 6.6%
Ford Motor Co.	2,877	38,868
McDonald's Corp.	126	33,693
		72,561
Consumer Staples – 3.0%
Coca-Cola Co. (The)	539	33,051
Energy – 8.6%
Chevron Corp.	251	43,679
Valero Energy Corp.	360	50,411
		94,090
Financials – 19.3%
Bank of America Corp.	987	35,019
Citizens Financial Group, Inc.	811	35,132
Huntington Bancshares, Inc.	2,348	35,619
JPMorgan Chase & Co.	248	34,710
Prudential Financial, Inc.	321	33,686
US Bancorp	741	36,902
		211,068
Health Care – 18.0%
AbbVie, Inc.	194	28,664
CVS Health Corp.	360	31,759
Johnson & Johnson	177	28,925
Medtronic PLC	384	32,137
Merck & Co., Inc.	364	39,097
Organon & Co.	1,220	36,759
		197,341
Industrials – 8.1%
Caterpillar, Inc.	182	45,917
Cummins, Inc.	169	42,172
		88,089
Information Technology – 18.8%
Broadcom, Inc.	62	36,271
Cisco Systems, Inc.	745	36,259
International Business Machines Corp.	232	31,257
Juniper Networks, Inc.	968	31,266
Oracle Corp.	414	36,623
Texas Instruments, Inc.	195	34,556
		206,232
Materials – 7.7%
Air Products and Chemicals, Inc.	138	44,230
LyondellBasell Industries NV, Class A	410	39,643
		83,873
Utilities – 3.4%
NextEra Energy, Inc.	498	37,166
Total Common Stocks (Cost $1,018,905)		1,093,943

See Notes to Financial Statements.	1

Emerge EMPWR Sustainable Dividend Equity ETF

Schedule of Investments (Continued)

January 31, 2023 (Unaudited)

Value

Total Investments – 99.9%
(Cost $1,018,905)	$1,093,943
Other Assets in Excess of Liabilities – 0.1%	1,254
Net Assets – 100.0%	$1,095,197

Summary of Investment Type

% of Net
Sector	Assets
Financials	19.3%
Information Technology	18.8%
Health Care	18.0%
Energy	8.6%
Industrials	8.1%
Materials	7.7%
Consumer Discretionary	6.6%
Communication Services	6.4%
Utilities	3.4%
Consumer Staples	3.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.	2

Emerge EMPWR Sustainable Emerging Markets Equity ETF

Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 97.7%
Argentina – 2.1%
Banco BBVA Argentina SA, ADR	859	$3,994
Grupo Financiero Galicia SA, ADR*	357	4,784
Transportadora de Gas del Sur SA, Class B, ADR*	259	2,896
		11,674
Brazil – 11.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,385	26,259
Gerdau SA, ADR	924	6,006
Itau Unibanco Holding SA, ADR	611	3,043
Petroleo Brasileiro SA, ADR	2,130	24,708
XP, Inc., Class A*	189	3,368
		63,384
Chile – 2.7%
Sociedad Quimica y Minera de Chile SA, ADR	152	14,826
China – 30.9%
Alibaba Group Holding Ltd.*	1,800	24,709
Anhui Conch Cement Co. Ltd., Class H	1,500	5,683
Baidu, Inc., Class A*	1,700	28,714
Bosideng International Holdings Ltd.	12,200	6,786
China Meidong Auto Holdings Ltd.	2,000	4,950
China Overseas Land & Investment Ltd.	3,500	9,444
Ganfeng Lithium Group Co. Ltd., Class H, 144A	800	7,277
JD.com, Inc., Class A	800	23,637
Lenovo Group Ltd.	4,000	3,200
Li Ning Co. Ltd.	500	4,924
Meituan, Class B, 144A*	40	891
Ping An Insurance Group Co. of China Ltd., Class H	505	3,911
Postal Savings Bank of China Co. Ltd., Class H, 144A	24,000	16,319
Tencent Holdings Ltd.	400	19,504
Trip.com Group Ltd.*	100	3,689
Yadea Group Holdings Ltd., 144A	2,000	4,557
		168,195
Hong Kong – 1.7%
Hong Kong Exchanges & Clearing Ltd.	200	8,991
India – 12.5%
HDFC Bank Ltd., ADR	319	21,488
ICICI Bank Ltd., ADR	857	17,851
Infosys Ltd., ADR	1,094	20,567
Wipro Ltd., ADR	1,093	5,345
WNS Holdings Ltd., ADR*	34	2,881
		68,132
Indonesia – 0.4%
Bank Central Asia TBK PT, ADR	170	2,363
Mexico – 7.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	108	7,889
Grupo Financiero Banorte SAB de CV, Class O	993	8,240
Wal-Mart de Mexico SAB de CV	5,914	23,137
		39,266
Portugal – 1.4%
Jeronimo Martins SGPS SA	343	7,428

See Notes to Financial Statements.	3

Emerge EMPWR Sustainable Emerging Markets Equity ETF

Schedule of Investments (Continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
South Africa – 6.1%
Anglo American PLC	370	$15,790
Astral Foods Ltd.	462	4,273
Gold Fields Ltd., ADR	1,132	12,950
		33,013
South Korea – 2.9%
Samsung Electronics Co. Ltd., GDR	13	16,023
Taiwan – 9.7%
Silicon Motion Technology Corp., ADR	184	11,794
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	264	24,481
United Microelectronics Corp., ADR*	1,994	16,211
		52,486
Thailand – 1.8%
Fabrinet*	74	9,743
United States – 6.6%
Globant SA*	55	8,920
Tenaris SA, ADR	765	27,119
		36,039
Total Common Stocks (Cost $472,757)		531,563
Total Investments – 97.7%
(Cost $472,757)		$531,563
Other Assets in Excess of Liabilities – 2.3%		12,237
Net Assets – 100.0%		$543,800

*	Non Income Producing

ADR :	American Depositary Receipt

GDR :	Global Depositary Receipt

144A :	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Summary of Investment Type

% of Net
Sector	Assets
Information Technology	21.9%
Financials	17.3%
Consumer Discretionary	13.6%
Materials	11.5%
Energy	10.1%
Communication Services	8.9%
Consumer Staples	6.4%
Utilities	4.8%
Real Estate	1.7%
Industrials	1.5%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Net Assets	100.0%

See Notes to Financial Statements.	4

Emerge EMPWR Sustainable Global Core Equity ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 98.6%
Communication Services – 6.9%
Alphabet, Inc., Class A*	194	$19,175
Verizon Communications, Inc.	393	16,337
		35,512
Consumer Discretionary – 15.1%
Amazon.com, Inc.*	117	12,066
eBay, Inc.	165	8,168
Home Depot, Inc. (The)	42	13,615
MercadoLibre, Inc.*	15	17,726
TJX Cos., Inc. (The)	169	13,834
Ulta Beauty, Inc.*	23	11,821
		77,230
Consumer Staples – 9.8%
Colgate-Palmolive Co.	185	13,788
Kroger Co. (The)	352	15,710
Unilever PLC, ADR	408	20,849
		50,347
Financials – 9.8%
Aon PLC, Class A	36	11,473
Chubb Ltd.	59	13,422
HDFC Bank Ltd., ADR	198	13,337
PNC Financial Services Group, Inc. (The)	73	12,076
		50,308
Health Care – 9.1%
AbbVie, Inc.	85	12,559
AstraZeneca PLC, ADR	156	10,198
Danaher Corp.	59	15,598
Novartis AG, ADR	91	8,246
		46,601
Industrials – 13.9%
Emerson Electric Co.	182	16,420
Expeditors International of Washington, Inc.	103	11,140
Kubota Corp., ADR	110	8,208
TransUnion	124	8,897
United Parcel Service, Inc., Class B	94	17,412
Vestas Wind Systems A/S, ADR	944	9,147
		71,224
Information Technology – 24.2%
Analog Devices, Inc.	114	19,548
Apple, Inc.	156	22,509
Automatic Data Processing, Inc.	91	20,549
Microsoft Corp.	81	20,073
PayPal Holdings, Inc.*	209	17,031
Visa, Inc., Class A	106	24,402
		124,112
Materials – 5.4%
Ecolab, Inc.	60	9,290
Linde PLC	56	18,532
		27,822

See Notes to Financial Statements.	5

Emerge EMPWR Sustainable Global Core Equity ETF
Schedule of Investments (Continued)
January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate – 3.2%
Digital Realty Trust, Inc.	76	$8,711
Healthpeak Properties, Inc.	286	7,859
		16,570
Utilities – 1.2%
Orsted AS, ADR	213	6,286
Total Common Stocks (Cost $490,314)		506,012

Total Investments – 98.6%
(Cost $490,314)		$506,012
Other Assets in Excess of Liabilities – 1.4%		7,201
Net Assets – 100.0%		$513,213

*	Non Income Producing

ADR : American Depositary Receipt

Summary of Investment Type

% of Net
Sector	Assets
Information Technology	24.2%
Consumer Discretionary	15.1%
Industrials	13.9%
Consumer Staples	9.8%
Financials	9.8%
Health Care	9.1%
Communication Services	6.9%
Materials	5.4%
Real Estate	3.2%
Utilities	1.2%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Net Assets	100.0%

See Notes to Financial Statements.	6

Emerge EMPWR Sustainable Select Growth Equity ETF
Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks – 100.1%
Communication Services – 3.0%
Alphabet, Inc., Class C*	154	$15,380
Consumer Discretionary – 12.4%
Amazon.com, Inc.*	117	12,066
Lowe's Cos., Inc.	88	18,326
Target Corp.	102	17,558
TJX Cos., Inc. (The)	180	14,735
		62,685
Consumer Staples – 5.7%
John B Sanfilippo & Son, Inc.	154	13,015
Walmart, Inc.	112	16,113
		29,128
Energy – 4.0%
Cheniere Energy Partners LP	374	20,409
Financials – 9.9%
City Holding Co.	197	18,674
MSCI, Inc., Class A	35	18,604
PNC Financial Services Group, Inc. (The)	77	12,738
		50,016
Health Care – 16.5%
Amgen, Inc.	62	15,649
Danaher Corp.	56	14,805
Merit Medical Systems, Inc.*	234	16,696
ResMed, Inc.	82	18,726
US Physical Therapy, Inc.	181	17,946
		83,822
Industrials – 12.9%
CACI International, Inc., Class A*	70	21,566
Nordson Corp.	65	15,815
Norfolk Southern Corp.	59	14,503
WW Grainger, Inc.	23	13,558
		65,442
Information Technology – 19.3%
Absolute Software Corp.	603	7,001
Atlassian Corp., Class A*	80	12,929
DocuSign, Inc.*	115	6,974
Fair Isaac Corp.*	21	13,985
MongoDB, Inc.*	58	12,424
Texas Instruments, Inc.	71	12,582
Trimble, Inc.*	253	14,689
VeriSign, Inc.*	79	17,226
		97,810
Materials – 6.2%
Labrador Iron Ore Royalty Corp.	725	21,177
Sherwin-Williams Co. (The)	43	10,174
		31,351
Real Estate – 7.5%
Crown Castle, Inc.	55	8,146
Innovative Industrial Properties, Inc.	88	7,901
National Storage Affiliates Trust	173	7,058

See Notes to Financial Statements.	7

Emerge EMPWR Sustainable Select Growth Equity ETF
Schedule of Investments (Continued)
January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Realty Income Corp.	219	$14,855
		37,960
Utilities – 2.7%
Chesapeake Utilities Corp.	107	13,491
Total Common Stocks (Cost $483,147)		507,494

Total Investments – 100.1%
(Cost $483,147)		$507,494
Liabilities in Excess of Other Assets – (0.1)%		(402)
Net Assets – 100.0%		$507,092

*	Non Income Producing Summary of Investment Type

Summary of Investment Type

Sector	% of Net Assets
Information Technology	19.3%
Health Care	16.5%
Industrials	12.9%
Consumer Discretionary	12.4%
Financials	9.9%
Real Estate	7.5%
Materials	6.2%
Consumer Staples	5.7%
Energy	4.0%
Communication Services	3.0%
Utilities	2.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.	8

Emerge EMPWR Unified Sustainable Equity ETF
Schedule of Investments

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 99.0%
Communication Services – 7.5%
Alphabet, Inc., Class A*	89	$8,797
AT&T, Inc.	296	6,029
Baidu, Inc., Class A*	500	8,445
Tencent Holdings Ltd.	100	4,876
Verizon Communications, Inc.	259	10,767
		38,914
Consumer Discretionary – 11.4%
Alibaba Group Holding Ltd.*	511	7,014
Amazon.com, Inc.*	89	9,179
Ford Motor Co.	471	6,363
Home Depot, Inc. (The)	11	3,566
JD.com, Inc., Class A	229	6,766
Lowe's Cos., Inc.	19	3,957
McDonald's Corp.	21	5,615
Meituan, Class B, 144A*	10	223
MercadoLibre, Inc.*	4	4,727
Target Corp.	23	3,959
TJX Cos., Inc. (The)	96	7,859
		59,228
Consumer Staples – 5.7%
Coca-Cola Co. (The)	86	5,274
Colgate-Palmolive Co.	50	3,727
John B Sanfilippo & Son, Inc.	43	3,634
Kroger Co. (The)	87	3,883
Unilever PLC, ADR	102	5,212
Wal-Mart de Mexico SAB de CV	965	3,775
Walmart, Inc.	29	4,172
		29,677
Energy – 7.0%
Cheniere Energy Partners LP	93	5,075
Chevron Corp.	40	6,961
Petroleo Brasileiro SA, ADR	668	7,749
Tenaris SA, ADR	235	8,331
Valero Energy Corp.	58	8,121
		36,237
Financials – 14.2%
Bank of America Corp.	161	5,712
Chubb Ltd.	16	3,640
Citizens Financial Group, Inc.	146	6,325
City Holding Co.	40	3,792
HDFC Bank Ltd., ADR	165	11,114
Huntington Bancshares, Inc.	380	5,765
ICICI Bank Ltd., ADR	321	6,686
JPMorgan Chase & Co.	39	5,458
MSCI, Inc., Class A	9	4,784
PNC Financial Services Group, Inc. (The)	21	3,474
Postal Savings Bank of China Co Ltd., Class H, 144A	8,000	5,440
Prudential Financial, Inc.	56	5,877

See Notes to Financial Statements.	9

Emerge EMPWR Unified Sustainable Equity ETF

Schedule of Investments (Continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
US Bancorp	120	$5,976
		74,043
Health Care – 12.0%
AbbVie, Inc.	57	8,422
Amgen, Inc.	13	3,281
CVS Health Corp.	59	5,205
Danaher Corp.	32	8,460
Johnson & Johnson	30	4,903
Medtronic PLC	70	5,858
Merck & Co., Inc.	59	6,337
Merit Medical Systems, Inc.*	60	4,281
Organon & Co.	198	5,966
ResMed, Inc.	22	5,024
US Physical Therapy, Inc.	47	4,660
		62,397
Industrials – 7.3%
CACI International, Inc., Class A*	18	5,546
Caterpillar, Inc.	25	6,307
Cummins, Inc.	21	5,240
Emerson Electric Co.	55	4,962
Nordson Corp.	17	4,136
Norfolk Southern Corp.	16	3,933
United Parcel Service, Inc., Class B	25	4,631
WW Grainger, Inc.	6	3,537
		38,292
Information Technology – 21.3%
Analog Devices, Inc.	33	5,659
Apple, Inc.	39	5,627
Atlassian Corp., Class A*	21	3,394
Automatic Data Processing, Inc.	21	4,742
Broadcom, Inc.	8	4,680
Cisco Systems, Inc.	110	5,354
Fair Isaac Corp.*	5	3,330
Infosys Ltd., ADR	354	6,655
International Business Machines Corp	36	4,850
Juniper Networks, Inc.	157	5,071
Microsoft Corp.	22	5,452
Oracle Corp.	67	5,927
PayPal Holdings, Inc.*	60	4,889
Samsung Electronics Co. Ltd., GDR	4	4,930
Silicon Motion Technology Corp., ADR	69	4,423
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	84	7,789
Texas Instruments, Inc.	46	8,152
Trimble, Inc.*	65	3,774
United Microelectronics Corp., ADR*	702	5,707
VeriSign, Inc.*	20	4,361
Visa, Inc., Class A	27	6,216
		110,982

See Notes to Financial Statements.	10

Emerge EMPWR Unified Sustainable Equity ETF

Schedule of Investments (Continued)

January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Materials – 8.3%
Air Products and Chemicals, Inc.	19	$6,089
Anglo American PLC	127	5,420
Gold Fields Ltd., ADR	411	4,702
Labrador Iron Ore Royalty Corp.	189	5,521
Linde PLC	16	5,295
LyondellBasell Industries NV, Class A	68	6,575
Sherwin-Williams Co. (The)	12	2,839
Sociedad Quimica y Minera de Chile SA, ADR	71	6,925
		43,366
Real Estate – 0.8%
Realty Income Corp.	60	4,070
Utilities – 3.5%
Chesapeake Utilities Corp.	32	4,035
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	728	8,015
NextEra Energy, Inc.	80	5,970
		18,020
Total Common Stocks (Cost $479,308)		515,226
Total Investments – 99.0%
(Cost $479,308)		$515,226
Other Assets in Excess of Liabilities – 1.0%		5,011
Net Assets – 100.0%		$520,237

*	Non Income Producing

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Summary of Investment Type

% of Net
Sector	Assets
Information Technology	21.3%
Financials	14.2%
Health Care	12.0%
Consumer Discretionary	11.4%
Materials	8.3%
Communication Services	7.5%
Industrials	7.3%
Energy	7.0%
Consumer Staples	5.7%
Utilities	3.5%
Real Estate	0.8%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Net Assets	100.0%

See Notes to Financial Statements.	11

(This page intentionally left blank)

Emerge ETF Trust

Statements of Assets and Liabilities

January 31, 2023 (Unaudited)

		Emerge
	Emerge	EMPWR	Emerge	Emerge
	EMPWR	Sustainable	EMPWR	EMPWR
	Sustainable	Emerging	Sustainable	Sustainable
	Dividend	Markets	Global Core	Select Growth
	Equity ETF	Equity ETF	Equity ETF	Equity ETF
Assets
Investments, at fair value	$1,093,943	$531,563	$506,012	$507,494
Cash	497	12,710	7,133	—
Receivables:
Dividends	2,563	79	599	350
Prepaid expenses	326	195	192	188
Foreign tax reclaim	—	8	—	—
Total assets	1,097,329	544,555	513,936	508,032

Liabilities
Due to custodian	—	9	—	280
Payables:
Investment advisory fees	1,474	354	335	282
Accrued expenses and other liabilities	658	392	388	378
Total liabilities	2,132	755	723	940
Net Assets	$1,095,197	$543,800	$513,213	$507,092

Net Assets Consist of
Paid-in capital	$1,016,175	$500,000	$500,000	$500,000
Distributable earnings (loss)	79,022	43,800	13,213	7,092
Net Assets	$1,095,197	$543,800	$513,213	$507,092
Number of Common Shares outstanding	40,000	20,000	20,000	20,000
Net Asset Value, offering and redemption price per share	$27.38	$27.19	$25.66	$25.35
Investments, at cost	$1,018,905	$472,757	$490,314	$483,147

See Notes to Financial Statements.	13

Emerge ETF Trust

Statements of Assets and Liabilities (Continued)

January 31, 2023 (Unaudited)

Emerge
EMPWR
Unified
Sustainable
Equity ETF
Assets
Investments, at fair value	$515,226
Cash	4,891
Receivables:
Dividends	737
Prepaid expenses	203
Total assets	521,057
Liabilities
Payables:
Investment advisory fees	411
Accrued expenses and other liabilities	409
Total liabilities	820
Net Assets	$520,237

Net Assets Consist of
Paid-in capital	$505,000
Distributable earnings (loss)	15,237
Net Assets	$520,237
Number of Common Shares outstanding	20,057
Net Asset Value, offering and redemption price per share	$25.94
Investments, at cost	$479,308

See Notes to Financial Statements.	14

Emerge ETF Trust

Statements of Operations

Period Ended January 31, 2023 (Unaudited)

	Emerge EMPWR Sustainable Dividend Equity ET (1)	Emerge EMPWR Sustainable Emerging Markets Equity ET (1)	Emerge EMPWR Sustainable Global Core Equity ET (1)	Emerge EMPWR Sustainable Select Growth Equity ETF(2)
Investment Income
Dividend income*	$11,113	$5,382	$2,778	$3,673
Non-cash dividend income	—	967	—	—

Expenses
Investment advisory fees	2,797	1,666	1,647	1,606
Other expenses	658	392	388	378
Total expenses	3,455	2,058	2,035	1,984
Less fees waived (see Note 3):
Waiver	(326)	(195)	(192)	(187)
Net expenses	3,129	1,863	1,843	1,797
Net investment income (loss)	7,984	4,486	935	1,876

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,835	(14,171)	(2,417)	(17,034)
Foreign currency transactions	—	(1,726)	—	9
Net realized gain (loss)	1,835	(15,897)	(2,417)	(17,025)
Net change in unrealized appreciation (depreciation) on:
Investments	75,038	58,806	15,698	24,347
Net unrealized gain (loss)	75,038	58,806	15,698	24,347
Net realized and unrealized gain (loss)	76,873	42,909	13,281	7,322
Net Increase (Decrease) in Net Assets Resulting from Operations	$84,857	$47,395	$14,216	$9,198
* Withholding tax	$—	$459	$—	$279

(1)	For the period September 8, 2022 (commencement of operations) through January 31, 2023.
(2)	For the period September 9, 2022 (commencement of operations) through January 31, 2023.

See Notes to Financial Statements.	15

Emerge ETF Trust

Statements of Operations (Continued)

Period Ended January 31, 2023 (Unaudited)

Emerge EMPWR Unified Sustainable Equity ETF(1)
Investment Income
Dividend income*	$4,927

Expenses
Investment advisory fees	1,735
Other expenses	408
Total expenses	2,143
Less fees waived (see Note 3):
Waiver	(203)
Net expenses	1,940
Net investment income (loss)	2,987

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(20,891)
Foreign currency transactions	(254)
Net realized gain (loss)	(21,145)
Net change in unrealized appreciation (depreciation) on:
Investments	35,918
Net unrealized gain (loss)	35,918
Net realized and unrealized gain (loss)	14,773
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,760
* Withholding tax	$182

(1)	For the period September 9, 2022 (commencement of operations) through January 31, 2023.

See Notes to Financial Statements.	16

Emerge ETF Trust

Statements of Changes in Net Assets

	Emerge EMPWR Sustainable Dividend Equity ETF	Emerge EMPWR Sustainable Emerging Markets Equity ETF	Emerge EMPWR Sustainable Global Core Equity ETF	Emerge EMPWR Sustainable Select Growth Equity ETF
	For the period September 8, 2022(1) to January 31, 2023 (Unaudited)	For the period September 8, 2022(1) to January 31, 2023 (Unaudited)	For the period September 8, 2022(1) to January 31, 2023 (Unaudited)	For the period September 9, 2022(1) to January 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$7,984	$4,486	$935	$1,876
Net realized gain (loss)	1,835	(15,897)	(2,417)	(17,025)
Net change in net unrealized appreciation (depreciation)	75,038	58,806	15,698	24,347
Net increase (decrease) in net assets resulting from operations	84,857	47,395	14,216	9,198

Distributions	(5,835)	(3,595)	(1,003)	(2,106)

Fund Shares Transactions
Proceeds from shares sold	1,016,175	500,000	500,000	500,000
Value of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from fund share transactions	1,016,175	500,000	500,000	500,000
Total net increase (decrease) in net assets	1,095,197	543,800	513,213	507,092

Net Assets
Beginning of period	—	—	—	—
End of period	$1,095,197	$543,800	$513,213	$507,092

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	40,000	20,000	20,000	20,000
Shares redeemed	—	—	—	—
Shares outstanding, end of period	40,000	20,000	20,000	20,000

(1)	Commencement of operations.

See Notes to Financial Statements.	17

Emerge ETF Trust

Statements of Changes in Net Assets (Continued)

Emerge EMPWR Unified Sustainable Equity ETF
For the period September 9, 2022(1) to January 31, 2023
(Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,987
Net realized gain (loss)	(21,145)
Net change in net unrealized appreciation (depreciation)	35,918
Net increase (decrease) in net assets resulting from operations	17,760

Distributions	(2,523)

Fund Shares Transactions
Proceeds from shares sold	600,002
Value of shares redeemed	(95,002)
Net increase (decrease) in net assets resulting from fund share transactions	505,000
Total net increase (decrease) in net assets	520,237

Net Assets
Beginning of period	—
End of period	$520,237

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	24,000
Shares redeemed	(3,943)
Shares outstanding, end of period	20,057

(1)	Commencement of operations.

See Notes to Financial Statements.	18

Emerge ETF Trust

Financial Highlights

	Period Ended
	January 31,
Emerge EMPWR Sustainable Dividend Equity ETF	2023(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.25
Net realized and unrealized gain (loss)	2.28
Total from investment operations	2.53
Less distributions from:
Net investment income	(0.15)
Total distributions	(0.15)
Net Asset Value, end of period	$27.38
Total Return (%)	10.13	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses before fee waiver (%)	1.05	(d)
Ratio of expenses after fee waiver (%)	0.95	(d)
Ratio of net investment income (loss) (%)	2.43	(d)
Portfolio turnover rate (%)(e)	19	(c)

	Period Ended
	January 31,
Emerge EMPWR Sustainable Emerging Markets Equity ETF	2023(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.22
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.37
Less distributions from:
Net investment income	(0.18)
Total distributions	(0.18)
Net Asset Value, end of period	$27.19
Total Return (%)	9.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses before fee waiver (%)	1.05	(d)
Ratio of expenses after fee waiver (%)	0.95	(d)
Ratio of net investment income (loss) (%)	2.29	(d)
Portfolio turnover rate (%)(e)	74	(c)

(a)	For the period September 8, 2022 (commencement of operations) through January 31, 2023.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	19

Emerge ETF Trust

Financial Highlights (Continued)

	Period Ended
	January 31,
Emerge EMPWR Sustainable Global Core Equity ETF	2023(a)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.05
Net realized and unrealized gain (loss)	0.66
Total from investment operations	0.71
Less distributions from:
Net investment income	(0.05)
Total distributions	(0.05)
Net Asset Value, end of period	$25.66
Total Return (%)	2.85	(c)

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses before fee waiver (%)	1.05	(d)
Ratio of expenses after fee waiver (%)	0.95	(d)
Ratio of net investment income (loss) (%)	0.48	(d)
Portfolio turnover rate (%)(e)	16	(c)

	Period Ended
	January 31,
Emerge EMPWR Sustainable Select Growth Equity ETF	2023(f)
Selected Per Share Data	(Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)	0.37
Total from investment operations	0.46
Less distributions from:
Net investment income	(0.11)
Total distributions	(0.11)
Net Asset Value, end of period	$25.35
Total Return (%)	1.84	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses before fee waiver (%)	1.07	(d)
Ratio of expenses after fee waiver (%)	0.97	(d)
Ratio of net investment income (loss) (%)	1.01	(d)
Portfolio turnover rate (%)(e)	97	(c)

(a)	For the period September 8, 2022 (commencement of operations) through January 31, 2023.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(f)	For the period September 9, 2022 (commencement of operations) through January 31, 2023.

See Notes to Financial Statements.	20

Emerge ETF Trust
Financial Highlights (Continued)

Emerge EMPWR Unified Sustainable Equity ETF Selected Per Share Data	Period Ended January 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.14
Net realized and unrealized gain (loss)	0.92
Total from investment operations	1.06
Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)
Net Asset Value, end of period	$25.94
Total Return (%)	4.26	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1
Ratio of expenses before fee waiver (%)	1.06	(d)
Ratio of expenses after fee waiver (%)	0.96	(d)
Ratio of net investment income (loss) (%)	1.48	(d)
Portfolio turnover rate (%)(e)	96	(c)

(a)	For the period September 9, 2022 (commencement of operations) through January 31, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	21

Emerge ETF Trust

Notes to Financial Statements

January 31, 2023 (Unaudited)

1. Organization

Emerge ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on October 28, 2021, as a Delaware Statutory Trust.

As of January 31, 2023, the Trust consists of five investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Emerge EMPWR Sustainable Dividend Equity ETF

Emerge EMPWR Sustainable Emerging Markets Equity ETF

Emerge EMPWR Sustainable Global Core Equity ETF

Emerge EMPWR Sustainable Select Growth Equity ETF

Emerge EMPWR Unified Sustainable Equity ETF

Emerge Capital Management, Inc. (the “Adviser”) serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Trust’s Board of Trustees (the “Board”).

Shares of each Fund will be listed and traded on the Cboe Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund will issue and redeem Shares (“Shares” or “Fund Shares”) on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company and, in each case, must have executed a Participant Agreement with the Fund’s distributor, ALPS Distributors, Inc. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy or redeem whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The investment objective of each Fund is to seek long-term growth of capital, except for Emerge EMPWR Sustainable Dividend Equity ETF. The investment objectives of Emerge EMPWR Sustainable Dividend Equity ETF is to seek long-term total return and current income.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

The Funds have procedures, approved by the Board, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that a Fund could obtain the fair value assigned to a security if the Fund was able to sell the security at approximately the time at which the Fund determines its NAV per share. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Emerge ETF Trust

Notes to Financial Statements (Continued)

January 31, 2023 (Unaudited)

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2023 for each Fund based upon the three levels defined above:

Emerge EMPWR Sustainable Dividend Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,093,943	$—	$—	$1,093,943
TOTAL	$1,093,943	$—	$—	$1,093,943

Emerge EMPWR Sustainable Emerging Markets Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$531,563	$—	$—	$531,563
TOTAL	$531,563	$—	$—	$531,563

Emerge EMPWR Sustainable Global Core Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$506,012	$—	$—	$506,012
TOTAL	$506,012	$—	$—	$506,012

Emerge EMPWR Sustainable Select Growth Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$507,494	$—	$—	$507,494
TOTAL	$507,494	$—	$—	$507,494

Emerge EMPWR Unified Sustainable Equity ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$515,226	$—	$—	$515,226
TOTAL	$515,226	$—	$—	$515,226

Cash

Cash includes non-interest bearing non-restricted cash on deposit with a major financial institution which may exceed federally insured limits.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Emerge ETF Trust
Notes to Financial Statements (Continued)
January 31, 2023 (Unaudited)

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy is to pay out dividends from net investment income annually Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed each Fund’s tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in any Fund’s financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

3. Investment Advisory Agreement and Other Agreements

The Adviser serves as the investment adviser to the Funds. Pursuant to an Investment Management Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.

Catherine Avery Investment Management LLC d/b/a CAIM LLC, Channing Global Advisors, LLC, and Zevin Asset Management, LLC (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”) serve as sub-advisers to the Funds as indicated below:

Emerge EMPWR Sustainable Dividend Equity ETF - Catherine Avery Investment Management LLC d/b/a CAIM LLC
Emerge EMPWR Sustainable Emerging Markets Equity ETF - Channing Global Advisors, LLC

Emerge EMPWR Sustainable Global Core Equity ETF - Zevin Asset Management, LLC
Emerge EMPWR Unified Sustainable Equity ETF – Sub-Advisers

Pursuant to an Investment Sub-Advisory Agreement between the Adviser and each Sub-Adviser, each Sub-Adviser shall provide investment advice and make recommendations to the Adviser on a non-discretionary basis, and the Adviser shall be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions. For their services, the Sub-Advisers are paid a fee by the Adviser.

Emerge ETF Trust

Notes to Financial Statements (Continued)

January 31, 2023 (Unaudited)

For its investment advisory services to the Funds below, the Adviser was entitled to receive a management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Management
Fund	Fee
Emerge EMPWR Sustainable Dividend Equity ETF	0.85%
Emerge EMPWR Sustainable Emerging Markets Equity ETF	0.85%
Emerge EMPWR Sustainable Global Core Equity ETF	0.85%
Emerge EMPWR Sustainable Select Growth Equity ETF	0.85%
Emerge EMPWR Unified Sustainable Equity ETF	0.85%

The Adviser has entered into an Expense Limitation Agreement to limit each Fund’s total operating expenses (excluding (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities, instruments and other investments); (iii) taxes; (iv) interest expenses (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Fund’s Trustees and officers with respect thereto); (vi) acquired fund fees and expenses; and (vii) other non-routine or extraordinary expenses) so that such expenses do not exceed 0.95% of the Fund’s average daily net assets through at least September 8, 2023. While the Adviser or a Fund may discontinue the Expense Limitation Agreement after the contractual period, it may only be terminated during its term with the approval of the Board. For the period ended January 31, 2023, the Adviser waived expenses of the Funds as follows:

Expenses
Fund	Waived
Emerge EMPWR Sustainable Dividend Equity ETF	$326
Emerge EMPWR Sustainable Emerging Markets Equity ETF	195
Emerge EMPWR Sustainable Global Core Equity ETF	192
Emerge EMPWR Sustainable Select Growth Equity ETF	187
Emerge EMPWR Unified Sustainable Equity ETF	203

The Adviser pursuant to the Expense Limitation Agreement may recapture operating expenses waived or reimbursed under this arrangement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause a Fund’s total operating expenses to exceed 0.95% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). As of January 31, 2023, the Adviser may potentially recapture the following amounts from the Funds listed below:

Expires July 31,
Fund	2026
Emerge EMPWR Sustainable Dividend Equity ETF	$326
Emerge EMPWR Sustainable Emerging Markets Equity ETF	195
Emerge EMPWR Sustainable Global Core Equity ETF	192
Emerge EMPWR Sustainable Select Growth Equity ETF	187
Emerge EMPWR Unified Sustainable Equity ETF	203

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Funds to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. The Board, however, has determined not to authorize payment of a Rule 12b-1 plan fee at this time for any Fund.

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ custodian (the “Custodian”), administrator, transfer agent, and fund accountant. Pursuant to a Fund Administration and Accounting Agreement between the Trust and BNY Mellon, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds.

ALPS Distributors, Inc. serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described under “Organization” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser.

Emerge ETF Trust

Notes to Financial Statements (Continued)

January 31, 2023 (Unaudited)

Pursuant to an agreement between the Trust, on behalf of the Funds, and Compliance4, LLC, an employee of Compliance4 serves as Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. As of August 30, 2022, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

4. Investment Transactions

Purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Emerge EMPWR Sustainable Dividend Equity ETF	$165,106	$132,246
Emerge EMPWR Sustainable Emerging Markets Equity ETF	561,182	299,690
Emerge EMPWR Sustainable Global Core Equity ETF	95,689	65,439
Emerge EMPWR Sustainable Select Growth Equity ETF	413,426	383,871
Emerge EMPWR Unified Sustainable Equity ETF	472,132	399,816

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Emerge EMPWR Sustainable Dividend Equity ETF	$984,210	$—
Emerge EMPWR Sustainable Emerging Markets Equity ETF	225,418	—
Emerge EMPWR Sustainable Global Core Equity ETF	462,558	—
Emerge EMPWR Sustainable Select Growth Equity ETF	471,319	—
Emerge EMPWR Unified Sustainable Equity ETF	428,088	—

5. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in large blocks of Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include or be entirely comprised of cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

6. Federal Income Taxes

At January 31, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Emerge EMPWR Sustainable Dividend Equity ETF	$1,018,905	$85,139	$(10,101)	$75,038
Emerge EMPWR Sustainable Emerging Markets Equity ETF	472,757	69,192	(10,386)	58,806
Emerge EMPWR Sustainable Global Core Equity ETF	490,314	30,264	(14,566)	15,698
Emerge EMPWR Sustainable Select Growth Equity ETF	483,147	32,702	(8,355)	24,347
Emerge EMPWR Unified Sustainable Equity ETF	479,308	41,497	(5,579)	35,918

The tax character of current year distributions will be determined at the end of the current fiscal year.

Emerge ETF Trust

Notes to Financial Statements (Continued)

January 31, 2023 (Unaudited)

7. Subsequent Events

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statement.

Emerge ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (unless otherwise noted below).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Fund’s actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Emerge EMPWR Sustainable Dividend Equity ETF
Actual	$1,000.00	$1,038.70	0.95%	$3.85	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84	(2)
Emerge EMPWR Sustainable Emerging Markets Equity ETF
Actual	$1,000.00	$1,095.00	0.95%	$3.95	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84	(2)
Emerge EMPWR Sustainable Global Core Equity ETF
Actual	$1,000.00	$1,052.00	0.95%	$3.87	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84	(2)
Emerge EMPWR Sustainable Select Growth Equity ETF
Actual	$1,000.00	$1,068.70	0.95%	$3.90	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84	(2)
Emerge EMPWR Unified Sustainable Equity ETF
Actual	$1,000.00	$1,056.20	0.95%	$3.88	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	0.95%	$4.84	(2)

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 145 (the number of days in the period September 9, 2022 to January 31, 2023), then divided by 365.

(2)	Expenses (hypothetical expenses as if the Fund had been in existence from August 1, 2022) are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Emerge ETF Trust

Board Consideration in Approval of Investment Management Agreement

(Unaudited)

Emerge EMPWR Sustainable Dividend Equity ETF, Emerge EMPWR Sustainable Emerging Markets Equity ETF, Emerge EMPWR Sustainable Global Core Equity ETF, Emerge EMPWR Sustainable Select Growth Equity ETF, and Emerge EMPWR Unified Sustainable Equity ETF

At a meeting held on August 31, 2022, the Board of Trustees (the “Board” or the “Trustees”) of the Emerge ETF Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved (i) each proposed Investment Management Agreement (collectively, the “IMA”) between Emerge Capital Management Inc. (“Emerge Capital”) and the Trust, on behalf of Emerge EMPWR Sustainable Dividend Equity ETF. Emerge EMPWR Sustainable Select Growth Equity ETF, Emerge EMPWR Sustainable Global Core Equity ETF, Emerge EMPWR Sustainable Emerging Markets Equity ETF and Emerge EMPWR Unified Sustainable Equity ETF (each, a “Fund,” and collectively, the “Funds”); and (ii) each Investment Sub-Advisory Agreement (each, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) between Emerge Capital and each of the following proposed sub-advisers (each, a “Sub-Adviser”): Catherine Avery Investment Management LLC; Channing Global Advisors, LLC; Grace Capital; and Zevin Asset Management.

In considering approval of the IMA and each Sub-Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided to the Board in advance of the meeting and other information from counsel and from Emerge Capital and each Sub-Adviser, including: (i) a copy of the form of IMA and each form of Sub-Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Emerge Capital expected to provide to the Funds and that each Sub-Adviser expected to provide to its corresponding Fund; (iii) information concerning the financial condition, business, operations, portfolio management teams, and compliance program of Emerge Capital and each Sub-Adviser; (iv) information describing each Fund’s proposed investment advisory fee and operating expenses; (v) a copy of the current Form ADV for Emerge Capital and each Sub-Adviser; and (vi) a memorandum from counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of Emerge Capital. The Board also received information from two separate third-party data providers comparing the proposed advisory fees and expense ratios of each Fund to the advisory fees and expense ratios of a universe of peers (with respect to each Fund, a “Peer Group,” and collectively, the “Peer Groups”). It was noted that one Peer Group for each Fund included both management fees and expense ratios (the “Primary Peer Group”), while the second Peer Group for each Fund included only management fees (the “Secondary Peer Group”). It was further noted that the Secondary Peer Group was not available for the Emerge EMPWR Unified Sustainable Equity ETF.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Fund by Emerge Capital and its corresponding Sub-Adviser; (ii) Emerge Capital’s and each Sub-Adviser’s personnel and operations; (iii) the Funds’ proposed expense levels; (iv) any “fall-out” benefits to Emerge Capital and the Sub-Advisers (i.e., the ancillary benefits realized by Emerge Capital or a Sub-Adviser from its relationship with the Trust); (v) the effect of asset growth on a Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a) The nature, extent and quality of services expected to be provided to each Fund by Emerge Capital and its corresponding Sub-Adviser, including personnel and operations of Emerge Capital and the Sub-Adviser.

The Board reviewed the services that Emerge Capital and each Sub-Adviser was expected to provide to the Funds. The Board noted the responsibilities that Emerge Capital would have as each Fund’s investment adviser, including: the responsibility for the management and investment of the Fund’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. The Board also noted that each Sub-Adviser would provide investment advice and make recommendations to Emerge Capital on a non-discretionary basis.

The Board considered Emerge Capital’s and each Sub-Adviser’s experience in managing other portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of these services, as well as Emerge Capital’s and each Sub-Adviser’s ability to render such services, based on Emerge Capital’s and each Sub-Adviser’s experience, personnel, operations and resources.

(b) Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by Emerge Capital and each Sub-Adviser from their relationships with the Funds; “fall-out” benefits.

The Board compared both the services to be provided to the Funds by Emerge Capital and each Sub-Adviser and the related fees to those of other investment companies within the Funds’ Peer Groups. In particular, the Board compared each Fund’s proposed advisory fee and projected expense ratio to other investment companies included in its Peer Groups.

Emerge ETF Trust

Board Consideration in Approval of Investment Management Agreement

(Unaudited) (Continued)

With respect to the Emerge EMPWR Sustainable Dividend Equity ETF, the Board noted that the Fund’s proposed management fee was equal to the highest management fee of its Primary Peer Group, and above the average but below the highest management fee of its Secondary Peer Group. The Board further noted that the Fund’s projected expense ratio was the highest expense ratio of its Primary Peer Group. With respect to the Emerge EMPWR Sustainable Select Growth Equity ETF, the Board noted that the Fund’s proposed management fee was below the highest management fee of its Primary Peer Group, and above the average but below the highest management fee of its Secondary Peer Group. The Board further noted that the Fund’s projected expense ratio was equal to the highest expense ratio of its Primary Peer Group. With respect to the Emerge EMPWR Sustainable Global Core Equity ETF, the Board noted that the Fund’s proposed management fee was below the highest management fee of its Primary Peer Group and Secondary Peer Group, and only slightly above the average management fee of its Secondary Peer Group. With respect to the Emerge EMPWR Sustainable Emerging Markets Equity ETF, the Board noted that the Fund’s proposed management fee was below the highest management fee of its Primary Peer Group and below the average management fee of its Secondary Peer Group. The Board further noted that the Fund’s projected expense ratio was equal to the highest expense ratio of its Primary Peer Group With respect to the Emerge EMPWR Unified Sustainable Equity ETF, the Board noted that the Fund’s proposed management fee and projected expense ratio were below the highest management fee and expense ratio of its Primary Peer Group.

While some of the Funds’ expense ratios were the highest in their Peer Groups, the Board noted that they were not unreasonably disproportionate to the other expense ratios in the Peer Groups and also considered that Emerge Capital proposed to enter into an Expense Limitation Agreement for each Fund whereby Emerge Capital would waive advisory fees and/or reimburse expenses to keep each Fund’s expenses from exceeding certain levels. After comparing each Fund’s proposed fees with those of other funds in its Peer Groups, and in light of the nature, quality and extent of services proposed to be provided by Emerge Capital and each Sub-Adviser, and the costs expected to be incurred by Emerge Capital in providing those services, the Board concluded that the level of fees proposed to be paid to Emerge Capital and each Sub-Adviser with respect to the Funds was fair and reasonable.

The Board considered that Emerge Capital and each Sub-Adviser may experience certain “fall-out” benefits based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Emerge Capital or any Sub-Adviser, so that such services do not give rise to “fall-out” benefits for Emerge Capital or any Sub-Adviser.

(c) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale.

The Board discussed potential economies of scale. Because the Trust is newly formed, the Funds had not commenced operations, and the eventual amount of Fund assets was uncertain, Emerge Capital was not able to provide the Board with specific estimates on anticipated asset levels, although Emerge Capital did discuss levels at which it believed economies of scale could be realized. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d) Investment performance of the Funds, Emerge Capital and each Sub-Adviser.

Because the Funds are newly formed and had not commenced operations, the Board did not consider the investment performance of the Funds. The Board considered the performance of Emerge Capital and each Sub-Adviser in managing other discretionary investment management accounts.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratios for the Funds were reasonable in relation to the services to be provided by Emerge Capital and each Sub-Adviser to the Funds, as well as the costs to be incurred and benefits to be gained by Emerge Capital and each Sub-Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other similar funds. As a result, the Board, including the Independent Trustees, concluded that the initial approval of the IMA and each Sub-Advisory Agreement was in the best interests of the Funds.

Emerge ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site at www.emergecm.com or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (877) 836-3743.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at (877) 836-3743.

Discount & Premium Information

Information regarding how often shares of each Fund traded on the Cboe Exchange, Inc., as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.emergecm.com.

This report must be preceded or accompanied by a prospectus.

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Investment Adviser	Investment Sub-Adviser	Investment Sub-Adviser
Emerge Capital Management Inc.	Catherine Avery Investment	Zevin Asset Management, LLC
500 Pearl Street, Suite 740	Management LLC d/b/a CAIM LLC	2 Oliver Street, Suite 806
Buffalo, New York 14202	595 Bay Isles Road, Suite 210	Boston, Massachusetts 02109
LongBoat Key, Florida 34228

Custodian, Administrator &
Investment Sub-Adviser	Fund Compliance	Transfer Agent
Channing Global Advisors, LLC	Compliance4, LLC	The Bank of New York Mellon
801 Brickell Ave, Suite 800	9 Terison Drive, Suite 100	240 Greenwich Street
Miami, Florida 33131	Falmouth, ME 04105	New York, NY 10036

Independent Registered Public
Distributor	Accounting Firm	Legal Counsel
ALPS Distributors, Inc.	KPMG, LLP	Stradley Ronon Stevens & Young,
1290 Broadway, Suite 1000	1601 Market Street	LLP
Denver, Colorado 80203	Philadelphia, PA 19103	2005 Market Street
Suite 2600
Philadelphia, PA 19103

Emerge ETF Trust

500 Pearl Street, Suite 740

Buffalo, New York 14202

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not Applicable.

(a)(2)(2)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Emerge ETF Trust

By (Signature and Title)*	/s/ Lisa Lake Langley
Lisa Lake Langley, President
(principal executive officer)

Date      April 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lisa Lake Langley
Lisa Lake Langley, President
(principal executive officer)

Date      April 7, 2023

By (Signature and Title)*	/s/ Desmond Alvares
Desmond Alvares, Treasurer
(principal financial officer)

Date      April 7, 2023

* Print the name and title of each signing officer under his or her signature.